Share Capital - Outstanding Common Shares (Details) shares in Thousands, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 04, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 39,468	$ 39,832	$ 38,175
Issued upon exercise of stock options (in shares) | shares		13,531	19,643
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(7,740)	(55,350)
Purchase of common shares under Normal Course Issuer Bid	$ (344)	$ (2,700)
Balance – end of year		39,468	$ 39,832	$ 38,175
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 11,064	10,712	10,294	10,168
Issued upon exercise of stock options		280	372	442
Previously recognized liability on stock options exercised for common shares		358	435	387
Balance – end of year		$ 11,064	$ 10,712	10,294
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares) | shares	2,102,996	2,144,815	2,205,272
Balance – beginning of year	$ 11,064	$ 10,712	$ 10,294
Issued upon exercise of stock options (in shares) | shares		13,531	19,643
Issued upon exercise of stock options		$ 280	$ 372
Previously recognized liability on stock options exercised for common shares		$ 358	$ 435
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares		(55,350)	(80,100)
Purchase of common shares under Normal Course Issuer Bid		$ (286)	$ (389)	$ (703)
Balance - end of year (in shares) | shares		2,102,996	2,144,815	2,205,272
Balance – end of year		$ 11,064	$ 10,712	$ 10,294